LAND USE RIGHT, NET (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Land use right, net
Gross carrying amount	¥ 306,096,063	¥ 210,618,873
Less: Accumulated amortization	(107,051,002)	(59,727,529)
Property, plant and equipment, net	199,045,061	150,891,344		$ 30,504,990
Amortization expense	1,978,267	2,521,709	¥ 2,072,389
Cost of revenues
Land use right, net
Amortization expense	194,340	184,906
General and administrative expenses
Land use right, net
Amortization expense	1,783,927	2,336,803	¥ 2,072,389
Land use right, net
Land use right, net
Gross carrying amount	49,961,221	34,761,487
Less: Accumulated amortization	(1,126,101)	(405,551)
Property, plant and equipment, net	48,835,120	34,355,936
Amortization expense	720,550	405,551
Land use right, net | Cost of revenues
Land use right, net
Amortization expense	317,562
Land use right, net | General and administrative expenses
Land use right, net
Amortization expense	¥ 402,988	¥ 405,551